Intangible Assets, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 4,960	$ 3,450